Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Income
(a)	Details of other income for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Foreign currency gain	~~W~~	1,543,909	969,425	970,306
Gain on disposal of property, plant and equipment		14,637	101,227	6,620
Gain on disposal of intangible assets		—	308	239
Reversal of impairment loss on intangible assets		—	35	348
Rental income		5,152	2,212	3,584
Others		28,103	8,539	23,040

	~~W~~	1,591,801	1,081,746	1,004,037

Summary of Other Expenses
(b)	Details of other expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Foreign currency loss	~~W~~	1,420,502	1,189,193	1,030,084
Other bad debt expenses		—	1,798	4
Loss on disposal of property, plant and equipment		7,466	20,030	15,048
Impairment loss on property, plant and equipment		1,610	—	43,601
Loss on disposal of intangible assets		75	30	—
Impairment loss on intangible assets		138	1,809	82
Donations		22,221	17,152	7,698
Expenses related to legal proceedings or claims and others		15,819	443	18,716

	~~W~~	1,467,831	1,230,455	1,115,233